Debt - 7.25% Senior Notes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 05, 2012
Debt Instrument [Line Items]
Amount outstanding	$ 2,854.4	$ 3,148.6
7.25% Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount			750.0
Debt instrument stated rate of interest	7.25%
Fees paid, deferred	(12.1)
Amount outstanding	$ 750.0	$ 750.0
7.25% Senior Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price of notes	107.25%
7.25% Senior Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price of notes	105.438%
7.25% Senior Notes | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Redemption price of notes	102.719%
7.25% Senior Notes | Debt Instrument, Redemption, Period Four
Debt Instrument [Line Items]
Redemption price of notes	100.00%
7.25% Senior Notes | Upon Change In Control [Member]
Debt Instrument [Line Items]
Redemption price of notes	101.00%